Non-financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-financial assets and liabilities
Defined Benefit Obligation At Beginning Of Year	$ 918,309	$ 925,034
Cost Of Interest	203,735	350,801
Cost Of Service For The Current Year	40,976	60,152
Past service cost	63,352	0
Actuarial losses (gains)	234,858	(755)
Benefits Paid	(94,415)	(104,734)
Decrease Due To Gain On Net Monetary Position	(446,881)	(312,189)
Defined Benefit Obligation At Ending Of Year	$ 919,933	$ 918,309